AVAILABLE FOR SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2015
AVAILABLE FOR SALE SECURITIES [Abstract]
Schedule of Marketable Securities
	June 30	December 31,
	2015	2014
Israeli mutual funds	$4,331	$7,062
Certificates of deposit	19,658	-
Municipal and agency bonds	23,786	-
Total	$47,775	$7,062

Schedule of Gross Unrealized Holding Gains and Losses
	Fair value	Amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
June 30, 2015	$47,775	$47,769	$6	$12
December 31, 2014	$7,062	$7,141	$83	$4